Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Long Term Liabilities [Abstract]
Deferred gain on sale-leasebacks	$ 194,322	$ 163,554
Other	21,897	0
Other long-term liabilities	216,219	163,554
Current portion	(21,115)	(15,471)
Other long-term liabilities	$ 195,104	$ 148,083